Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Apr. 30, 2024	Oct. 31, 2023	Apr. 30, 2023	Oct. 31, 2022	Apr. 30, 2022	Oct. 31, 2021	Apr. 30, 2021	Oct. 31, 2020	Oct. 30, 2020	Apr. 30, 2020	Nov. 08, 2019	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
American Funds Global Insight Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Global Insight Fund — Class A (with sales charge)
Account Value	$ 14,195	$ 13,204	$ 11,315	$ 11,867	$ 10,255	$ 11,112	$ 12,685	$ 12,114	$ 9,715		$ 8,799	$ 9,425
American Funds Global Insight Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Global Insight Fund — Class C (with sales charge)
Account Value	$ 14,561	13,589	11,685	12,304	10,667	11,594	13,291	12,735	10,247		9,311	10,000
American Funds Global Insight Fund - Class T
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Global Insight Fund — Class T (with sales charge)
Account Value	$ 14,879	13,821	11,825	12,386	10,682	11,552	13,176	12,560	10,063		9,097	9,750
American Funds Global Insight Fund - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Global Insight Fund — Class F-1
Account Value	$ 15,089	14,036	12,023	12,609	10,892	11,796	13,471	12,858	10,314		9,335	10,000
American Funds Global Insight Fund - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Global Insight Fund — Class F-2
Account Value	$ 15,290	14,203	12,152	12,729	10,981	11,875	13,540	12,908	10,339		9,348	10,000
American Funds Global Insight Fund - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Global Insight Fund — Class F-3
Account Value	$ 23,550		18,696		16,874		20,789		15,865				$ 15,104	$ 12,838	$ 12,806	$ 10,215	$ 10,110	$ 10,000
American Funds Global Insight Fund - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Global Insight Fund — Class 529-A (with sales charge)
Account Value	$ 14,553	13,537	11,596	12,161	10,506	11,378	12,991	12,400	9,941		9,008	9,650
American Funds Global Insight Fund - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Global Insight Fund — Class 529-C (with sales charge)
Account Value	$ 14,539	13,575	11,675	12,294	10,660	11,592	13,289	12,734	10,252		9,317	10,000
American Funds Global Insight Fund - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Global Insight Fund — Class 529-E
Account Value	$ 14,943	13,911	11,931	12,527	10,836	11,750	13,428	12,827	10,296		9,330	10,000
American Funds Global Insight Fund - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Global Insight Fund — Class 529-T (with sales charge)
Account Value	$ 14,844	13,788	11,802	12,362	10,667	11,542	13,164	12,554	10,056		9,096	9,750
American Funds Global Insight Fund - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Global Insight Fund — Class 529-F-1
Account Value	$ 15,228	14,152	12,111	12,692	10,951	11,849	13,517	12,891	10,332		9,341	10,000
American Funds Global Insight Fund - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Global Insight Fund — Class 529-F-2
Account Value	$ 14,766	13,719	11,740	12,299	10,608	11,475	13,091	12,484		$ 10,000
American Funds Global Insight Fund - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Global Insight Fund — Class 529-F-3
Account Value	$ 14,815	13,752	11,767	12,321	10,629	11,491	13,099	12,485		10,000
American Funds Global Insight Fund - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Global Insight Fund — Class R-1
Account Value	$ 14,878	13,876	11,926	12,539	10,863	11,799	13,479	12,866	10,333		9,348	10,000
American Funds Global Insight Fund - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Global Insight Fund — Class R-2
Account Value	$ 14,695	13,717	11,788	12,408	10,757	11,689	13,386	12,817	10,305		9,339	10,000
American Funds Global Insight Fund - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Global Insight Fund — Class R-2E
Account Value	$ 14,954	13,930	11,956	12,563	10,872	11,792	13,487	12,898	10,344		9,347	10,000
American Funds Global Insight Fund - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Global Insight Fund — Class R-3
Account Value	$ 14,933	13,907	11,925	12,526	10,834	11,758	13,441	12,847	10,314		9,341	10,000
American Funds Global Insight Fund - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Global Insight Fund — Class R-4
Account Value	$ 15,152	14,089	12,066	12,654	10,930	11,837	13,512	12,898	10,339		9,348	10,000
American Funds Global Insight Fund - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Global Insight Fund — Class R-5E
Account Value	$ 15,266	14,186	12,136	12,713	10,973	11,874	13,546	12,919	10,345		9,348	10,000
American Funds Global Insight Fund - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Global Insight Fund — Class R-5
Account Value	$ 15,334	14,238	12,180	12,751	10,996	11,891	13,557	12,918	10,346		9,349	10,000
American Funds Global Insight Fund - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Global Insight Fund — Class R-6
Account Value	$ 15,358	14,261	12,191	12,763	11,009	11,898	13,560	12,915	10,341		9,350	10,000
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 17,362	$ 15,624	$ 12,988	$ 13,198	$ 11,756	$ 12,791	$ 14,421	$ 13,257	$ 10,269	$ 10,000	$ 9,122	$ 10,000	$ 14,413	$ 12,789	$ 12,643	$ 10,298	$ 10,177	$ 10,000